Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income expense [abstract]
Research and development	$ 291	$ 276	$ 265